Breakdown of expenses by nature	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Breakdown of expenses by nature	Breakdown of expenses by nature
10.1. Depreciation, amortization and impairments

(in €‘000)	2023	2022	2021
Included in cost of sales:
Depreciation of property, plant and equipment	20,090	16,542	5,417
Impairments of property, plant and equipment	510	701	354
Reversal of impairments of property, plant and equipment	(635)	(679)	(381)
Amortization of intangible assets	2,517	2,883	2,623
Depreciation of right-of-use assets	2,474	886	141
Included in selling and distribution expenses:
Depreciation of right-of-use assets	114	148	92
Amortization of customer relationships	395	231	—
Included in general and administrative expenses:
Depreciation of property, plant and equipment	257	185	206
Depreciation of right-of-use assets	5,949	5,676	3,175
Amortization of intangible assets	723	577	97
Total	32,394	27,150	11,724
10.2. Employee benefits expenses

(in €‘000)	2023	2022	2021
Included in selling and distribution expenses:
Wages and salaries	991	1,195	1,527
Social security costs	150	127	178
Pension costs	90	139	144
Termination benefits	—	194	11
Other employee costs	5	(5)	34
Contingent workers	—	—	4
Subtotal	1,236	1,650	1,898
Included in general and administrative expenses:
Wages and salaries	17,157	14,968	9,951
Social security costs	2,674	1,980	1,262
Pension costs	1,664	1,553	1,025
Termination benefits	265	222	42
Share-based payment expenses	14,512	41,230	89,636
Other employee costs	472	283	219
Contingent workers	6,052	4,853	3,358
Capitalized hours	—	—	(468)
Subtotal	42,796	65,089	105,025
Total	44,032	66,739	106,923
Average number of employees
During 2023, 218 employees were employed on a full-time basis (2022: 163, 2021: 127). Of these employees, 94 were employed outside the Netherlands (2022: 59, 2021: 40).
Pension plans
The Netherlands
In the Netherlands, the Group voluntarily participates in the industry-wide pension fund for civil servants “ABP”. All Dutch employees are covered by this plan, which is financed by both employees and the employer. The pension benefits are related to the employee’s average salary and the total employment period covered by the plan. The Group has no further payment obligations once the contributions have been paid.
As the ABP pension plan contains actuarial risks, i.e. a recovery contribution is charged as part of the annual contribution, it does not qualify as a defined contribution plan under IAS 19 and thus qualifies as a defined benefit plan. Under IAS 19, the ABP pension plan qualifies as a multi-employer plan. The Group’s proportionate share in the total multi-employer plan is insignificant. The Group should account for its proportionate share of this multi-employer plan, which is executed by ABP. However, ABP is unwilling to provide the information to perform such an actuarial valuation to the Group. As such, the ABP plan is treated as a defined contribution pension plan for accounting purposes. The contributions are treated as an employee benefit expense in the consolidated statement of profit or loss when they are due. The expense recognized in relation to the ABP pension plan in 2023 was €1,142 thousand (2022: €1,290 thousand, 2021: €1,034 thousand). The contributions to the ABP pension plan for the year ending December 31, 2024 are expected to be in line with the contributions paid for the year ended December 31, 2023.
The pension plan of the Group in the Netherlands is administered by Stichting Pensioenfonds ABP (“the fund”). The most important characteristics of this pension plan are:
•The plan provides a retirement and survivor’s pension.
•The pension plan is an average pay plan.
•The retirement age depends on the AOW retirement age.
•The board of the fund sets an annual contribution for the retirement pension, partner’s pension and orphan’s pension which is based on the actual funding ratio of the fund.
•If the fund holds sufficient assets, the board of the fund can increase the accrued benefits of (former) employees and retirees in line with the consumer price index for all households. This indexation is therefore conditional. There is no right to indexation and it is not certain for the longer term whether and to what extent indexations will be granted. The board of the fund decides annually to what extent pension benefits and pension benefits are adjusted.
•The board of the fund can decide to reduce the accrued benefits of (former) employees and retirees in case the funding level is below the legally required level.
The main features of the implementation agreement are:
•Participation in the ABP pension fund is mandatory for the employees of the Group.
•The Group is only obliged to pay the fixed contributions. The Group, under no circumstances, has an obligation to make an additional payment and does not have the right to a refund. Therefore, the Group has not recorded a pension liability.
The funding ratio of the fund as at December 31, 2023 was 110.5% (December 31, 2022: 110.9%, December 31, 2021: 110.2%). The policy funding ratio as at December 31, 2023 was 113.9% (December 31, 2022: 118.6%, December 31, 2021: 102.8%), which is above the required minimum of 104.0% as prescribed by De Nederlandsche Bank (DNB).
Belgium
The Group operates a defined benefit pension plan in Belgium. Statutory minimum interest rates apply to the contributions paid by employees. If in any year the pension contribution is insufficient to cover the minimum yield and if the means in the premium reserve / depot are not sufficient to finance the deficit, the employer should finance the deficit by paying an additional contribution into the depot. Therefore, the plan qualifies as a defined benefit plan under IAS 19 due to the employer’s obligation to finance the plan’s minimum guaranteed returns. These should be quantified and recognized as a liability in the Group’s consolidated statement of financial position. However, given the limited number of participants, limited annual contributions of €1 thousand in 2023 (2022: € nil , 2021: €10 thousand) and as the plan started as of 2016, the current underfunding and the resulting pension liability under IAS 19 is expected to be limited. The Group estimates that the resulting pension liability is immaterial to the consolidated financial statements and therefore the Group has not recorded a pension liability for this plan in the consolidated statement of financial position. The contributions to the defined contribution pension plan in Belgium for the year ending December 31, 2024 are expected to be in line with the contributions paid for the year ended December 31, 2023.
France:
Description of plans
A retirement indemnity plan (‘Indemnités de fin de carrière’) applies to the Group’s employees in France, which qualifies as another post-employment benefit under IAS 19. The retirement benefit depends on the number of service years within the industry and the Group. The benefit equals 1/4th of the average monthly salary for the first ten years of seniority and 1/3rd of the average monthly salary for the service years thereafter. Contributions for the retirement indemnity plan are obligations from past events with a probable outflow for which reliable estimates can be made. The Group should therefore record a provision for these obligations on its consolidated statement of financial position. The plans are not funded, as there is no mandatory minimum funding requirement for this scheme. The Company does not have plan assets, therefore there is no allocation of plan assets disclosed.
The next table provides a summary of the changes in the defined benefit obligations in France.

(in €‘000)	2023	2022
Defined benefit pension provision - Opening	449	—
Current service cost	69	30
Interest cost	20	6
Total amount recognized in the consolidated statement of profit or loss	89	36
Remeasurement:
(Gain)/loss from change in financial assumptions	7	(19)
(Gain)/loss from change in demographic assumptions	8	—
Experience (gain)/loss	(7)	46
Total amount recognized in the consolidated statement of other comprehensive income	8	27
Acquisition	—	386
Benefit payments from plans	(9)	—
Defined benefit provision - Closing	537	449
Actuarial assumptions
The principal actuarial assumptions at the reporting dates are:

(in %)	2023	2022
Discount rate	3.1% - 3.2%	2.5% - 3.7%
Wage inflation	3.0%	2.5%
Turnover	5.3% - 20.1%	5.6% - 16.8%
The discount rate is based on yields on AA-rated high-quality bonds, with durations comparable to the duration of the pension plan’s liabilities. Based on the assumptions described in this note.
Sensitivity analysis
The calculation of the defined benefit obligation is sensitive to, amongst others, the discount rate, rate of inflation and changes in life expectancy. In 2023, the sensitivity analysis was as follows:

(In %)	-0.5%	+0.5%
Discount rate	5.5%	(5.0)%
Salary increases	(5.0)%	5.4%
Turnover rates	1.1%	(1.1)%
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit liability recognized in the balance sheet.
Other countries
The Group solely operates defined contribution plans in Germany, United Kingdom, Sweden, Norway and Denmark. The Group’s legal or constructive obligation for these plans is limited to the Group’s contributions. The expense recognized in relation to these defined contribution pension plans was €79 thousand in 2023 (2022: €67 thousand, 2021: €75 thousand). The contributions to these defined contribution pension plans for the year ending December 31, 2024 are expected to be in line with the contributions paid for the year ended December 31, 2023.
Other long-term employee benefits:
The Netherlands
Jubilee plan
The Group operates a jubilee plan for all active employees under the Dutch collective labor agreement (CLA) for energy networking companies (CAO NWb). The most recent actuarial valuations of the present value of the long-term employee benefits were carried out as at December 31, 2023. The valuation is carried out with a discount rate of 3.3% (December 31, 2022: 3.6%), an expected rate of salary increase of 2.5% (December 31, 2022: an increase of 2.5%) and a retirement age of 68 years (December 31, 2022: 68 years). The provision recorded in the Group’s consolidated statement of financial position amounts to €35 thousand as at December 31, 2023 (December 31, 2022: €26 thousand).
The amounts recorded in the consolidated statement of financial position and the movements in the jubilee provision over all reporting periods presented, are as follows:

(in €‘000)	2023	2022
Jubilee provision – Opening	26	73
Current service cost	5	11
Interest cost	1	—
Remeasurements	3	(58)
Total amount recognized in the consolidated statement of profit or loss	9	(47)
Benefit payments	—	—
Jubilee provision – Closing	35	26
Senior leave plan
Additionally, the Group operates a senior leave plan for its employees in the Netherlands. As the amount of benefits (i.e. additional leave) provided under the plan is limited, the Group does not contract any additional hours to replace the respective employees. In addition, only a limited number of employees is entitled to seniority leave as of December 31, 2023. The Group estimates that the resulting liability is immaterial to the consolidated financial statements and therefore the Group has not recorded a pension liability for this plan in the consolidated statement of financial position.